FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]

16) FINANCIAL LIABILITIES

As of December 31, 2016 and 2017 all the financial liabilities of the Company are classified as other financial liabilities at amortized cost, except for the derivative financial instruments and options for acquisitions of NCI that are classified as financial liability at fair value through profit or loss.

The payments schedule for other financial liabilities, trade and other payables and liabilities at December 31, 2016 and 2017, including estimated future interest payments, calculated based on interest rates and foreign exchange rates applicable as at December 31, 2016 and 2017 are as follow:

2016	Thousands of U.S. dollars
	Maturity (years)
	2017	2018	2019	2020	2021	More than 5 years	Total

Senior Secured Notes	22,128	22,128	22,128	333,192	-	-	399,576
Brazilian bonds—Debentures	42,188	78,593	90,081	-	-	-	210,862
Finance leases	2,010	1,079	491	56	-	-	3,636
Bank borrowings	27,537	25,785	24,215	1,948	-	-	79,485
Trade and other payables	206,483	618	-	-	-	-	207,101
Total financial liabilities	300,346	128,203	136,915	335,196	-	-	900,660

2017	Thousands of U.S. dollars
	Maturity (years)
	2018	2019	2020	2021	2022	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	24,500	424,500	-	522,500
Brazilian bonds—Debentures	5,943	5,566	5,276	4,901	4,458	2,026	28,170
Finance leases	5,128	4,261	1,907	887	442	-	12,625
Bank borrowings	30,994	24,225	4,373	558	438	-	60,588
Trade and other payables	208,532	8,094	-	-	-	-	216,626
Total financial liabilities	275,097	66,646	36,056	30,846	429,838	2,026	840,509